Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Investments in Associates and Joint Ventures
The following table presents the Group’s principal associates and joint venture at March 31, 2020. Investments in associates and joint ventures of the Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)		Main Business
		(%)	(%)
Principal Associates
Kansai Mirai Financial Group, Inc.	Japan	15.5	23.5	(2)	Bank holding company
The Japan Net Bank, Limited	Japan	46.5	46.5		Internet banking
The Bank of East Asia, Limited	China	19. 5	19. 5		Commercial banking
ACLEDA Bank Plc.	Cambodia	18.2	18.2		Commercial banking
Vietnam Export Import Commercial Joint Stock Bank	Vietnam	15.0	15.0		Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	21.9	21.9		Leasing
SMBC Aviation Capital Limited	Ireland	32.0	32.0		Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0		Credit card
SAKURA KCS Corporation	Japan	29.7	29.7		System engineering and data processing
JSOL Corporation	Japan	50.0	50.0		System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0		System engineering and data processing
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6		Investment advisory and investment trust management

Principal Joint Venture
Sumitomo Mitsui Finance and Leasing Company, Limited	Japan	50.0	50.0		Leasing

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)
The Group has a 15.6% direct holding in Kansai Mirai Financial Group, Inc., and can exercise a further 7.9% of the voting rights held by SMBC’s retirement benefit trust under contractual agreements between SMBC and the retirement benefit trust.

Financial Information of all Individually Immaterial Associates and Joint Ventures
The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2020	2019
	(In millions)
Carrying amount of investments in associates and joint ventures	¥826,736	¥1,038,823
Share of:
Profit from continuing operations	24,031	40,157
Other comprehensive income (loss)	(11,605)	(699)
Total comprehensive income	12,426	39,458